UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     November 8, 2007

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       35

Form 13F Information Table Value Total:  451,489

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER            VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7          COLUMN 8
====================================================================================================================================
ABBOTT LABORATORIES            COMMON       002824 10 0    6434     120000     SH         SOLE             120000     0         0
AGILENT TECHNOLOGIES, INC.     COMMON       00846U 10 1   34756     942400     SH         SOLE             942400     0         0
ANALOG DEVICES, INC.           COMMON       032654 10 5   15549     430000     SH         SOLE             430000     0         0
ARBINET-THEXCHANGE, INC.       COMMON       03875P 10 0    6030    1005000     SH         SOLE            1005000     0         0
A.S.V. Inc.                    COMMON       001963 10 7    9540     680000     SH         SOLE             680000     0         0
BANK OF NEW YORK
  MELLON CORP.                 COMMON       064057 10 2   36436     825475     SH         SOLE             825475     0         0
BERRY PETROLEUM COMPANY        CLASS A      085789 10 5   14846     375000     SH         SOLE             375000     0         0
BRADY CORPORATION              CLASS A      104674 10 6   31417     875600     SH         SOLE             875600     0         0
CAPITAL ONE FINANCIAL CORP.    COMMON       14040H 10 5   22586     340000     SH         SOLE             340000     0         0
CARLISLE COMPANIES INC.        COMMON       142339 10 0    6804     140000     SH         SOLE             140000     0         0
COHERENT, INC.                 COMMON       192479 10 3    3208     100000     SH         SOLE             100000     0         0
CONVERGYS CORPORATION          COMMON       212485 10 6   29786    1715800     SH         SOLE            1715800     0         0
COVIDIEN LTD.                  COMMON       G2552X 10 8    4150     100000     SH         SOLE             100000     0         0
DEVON ENERGY CORPORATION       COMMON       25179M 10 3   16640     200000     SH         SOLE             200000     0         0
DOVER CORPORATION              COMMON       260003 10 8   20380     400000     SH         SOLE             400000     0         0
ERIE INDEMNITY COMPANY         CLASS A      29530P 10 2     611      10000     SH         SOLE              10000     0         0
GEOMET INC.                    COMMON       37250U 20 1    5090    1000000     SH         SOLE            1000000     0         0
IMS HEALTH, INC.               COMMON       449934 10 8    2451      80000     SH         SOLE              80000     0         0
INTEL CORPORATION              COMMON       458140 10 0   23274     900000     SH         SOLE             900000     0         0
MACMORAN EXPLORATION
  CORPORATION                  COMMON       582411 10 4    7465     555000     SH         SOLE             555000     0         0
MERITAGE HOMES CORPORATION     COMMON       59001A 10 2    1271      90000     SH         SOLE              90000     0         0
MOTOROLA, INC.                 COMMON       620076 10 9    6486     350000     SH         SOLE             350000     0         0
MURPHY OIL CORPORATION         COMMON       626717 10 2   38439     550000     SH         SOLE             550000     0         0
NEXEN INC.                     COMMON       65334H 10 2    9773     320000     SH         SOLE             320000     0         0
RADISYS CORPORATION            COMMON       750459 10 9   12450    1000000     SH         SOLE            1000000     0         0
ROHM AND HAAS COMPANY          COMMON       775371 10 7    8350     150000     SH         SOLE             150000     0         0
ROPER INDUSTRIES, INC.         COMMON       776696 10 6   26855     410000     SH         SOLE             410000     0         0
SOLECTRON CORPORATION          COMMON       834182 10 7    7020    1800000     SH         SOLE            1800000     0         0
SONUS NETWORKS, INC.           COMMON       835916 10 7   15250    2500000     SH         SOLE            2500000     0         0
THE TRIZETTO GROUP, INC.       COMMON       896882 10 7   17335     990000     SH         SOLE             990000     0         0
TYCO ELECTRONICS LTD           COMMON       G9144P 10 5    3189      90000     SH         SOLE              90000     0         0
TYCO INTERNATIONAL LTD         COMMON       902124 10 6    4434     100000     SH         SOLE             100000     0         0
VERIGY LTD.                    COMMON       Y93691 10 6    1483      60000     SH         SOLE              60000     0         0
VICAL INCORPORATED             COMMON       925602 10 4     661     134900     SH         SOLE             134900     0         0
WHITE MOUNTAINS INSURANCE
  GROUP LTD                    COMMON       G9618E 10 7    1040       2000     SH         SOLE               2000     0         0